Income Tax - Schedule of Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Rate Reconciliation [Abstract]
Loss before income taxes	$ (53,120)	$ (79,084)
Statutory tax rate	23.00%	23.00%
Computed “expected” tax income	$ (12,218)	$ (18,189)
Exchange rate differences	(1,094)	925
Non-deductible stock compensation and revaluation of financial assets	873	8,260
Effect of other non-deductible differences	(734)	(134)
Change in valuation allowance	14,405	9,577
Net Operating Loss True-up	(705)
Subsidiaries tax rate differences	(465)	(256)
Reported taxes on income	$ 62	$ 183